UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
August 10, 2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $179,147(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ----------  ------ -------- ------
3M Co                          COM       88579Y101     6060   100830 SH       SOLE                 100830
ABB Ltd.                       ADR       000375204     4603   291700 SH       SOLE                 291700
America Movil-ADR Series L     ADR       02364W105     5845   150955 SH       SOLE                 150955
Apache Corp.                   COM       037411105     4455    61745 SH       SOLE                  61745
BP PLC                         ADR       055622104      483    10129 SH       SOLE                  10129
Becton Dickinson & Co.         COM       075887109     5338    74862 SH       SOLE                  74862
Berkshire Hathaway Class B     COM       084670207     5597     1933 SH       SOLE                   1933
ChevronTexaco Corp             COM       166764100      255     3855 SH       SOLE                   3855
China Mobile Hong Kong Ltd     ADR       16941M109     4892    97690 SH       SOLE                  97690
Cisco Systems, Inc.            COM       17275R102     6233   334391 SH       SOLE                 334391
Coca Cola Co.                  COM       191216100     4721    98379 SH       SOLE                  98379
Colgate Palmolive Co           COM       194162103     7046    99610 SH       SOLE                  99610
Danaher Corporation            COM       235851102     6207   100536 SH       SOLE                 100536
Diageo Plc                     ADR       25243Q205     5117    89380 SH       SOLE                  89380
EMC Corp.                      COM       268648102     5025   383625 SH       SOLE                 383625
Exxon Mobil Corporation        COM       30231G102     1146    16391 SH       SOLE                  16391
Fiserv Inc.                    COM       337738108     7378   161436 SH       SOLE                 161436
Fomento Economico Mexico S.A.B COM       344419106     5212   161660 SH       SOLE                 161660
General Electric               COM       369604103     2137   182296 SH       SOLE                 182296
Google                         COM       38259P508     4081     9681 SH       SOLE                   9681
H.J. Heinz Co.                 COM       423074103     5259   147300 SH       SOLE                 147300
ITT Industries                 COM       450911102      781    17544 SH       SOLE                  17544
International Business Machine COM       459200101      425     4070 SH       SOLE                   4070
JP Morgan Chase & Co.          COM       46625H100      268     7848 SH       SOLE                   7848
Johnson & Johnson              COM       478160104     6497   114386 SH       SOLE                 114386
Kansas City Southern Industrie COM       485170302     2793   173400 SH       SOLE                 173400
MasterCard                     COM       57636Q104     4685    28000 SH       SOLE                  28000
Medtronic, Inc.                COM       585055106     5276   151232 SH       SOLE                 151232
Novartis AG                    ADR       66987V109     6642   162843 SH       SOLE                 162843
Petroleo Brasileiro S.A.       ADR       71654V101     8376   251065 SH       SOLE                 251065
Procter & Gamble               COM       742718109      295     5775 SH       SOLE                   5775
Sasol LTD                      ADR       803866300     4733   135923 SH       SOLE                 135923
Schlumberger, Ltd.             COM       806857108     5163    95425 SH       SOLE                  95425
Staples Inc.                   COM       855030102     4941   244950 SH       SOLE                 244950
Target Corp.                   COM       87612E106     7396   187373 SH       SOLE                 187373
Toyota Motor Co                ADR       892331307     3855    51035 SH       SOLE                  51035
United Parcel Service          COM       911312106     4256    85142 SH       SOLE                  85142
United Technologies Corp       COM       913017109     7371   141850 SH       SOLE                 141850
Wal-Mart Stores                COM       931142103      954    19700 SH       SOLE                  19700
Walgreen Co                    COM       931422109     3904   132793 SH       SOLE                 132793
Zimmer Holdings Inc            COM       98956P102     3446    80888 SH       SOLE                  80888